Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Rimrock Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001753394
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2020
Prospectus Date	rr_ProspectusDate	Sep. 28, 2020
Rimrock Core Bond Fund (Prospectus Summary) | Rimrock Core Bond Fund | Rimrock Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMRKX
Rimrock Emerging Markets Corporate Credit Fund (Prospectus Summary) | Rimrock Emerging Markets Corporate Credit Fund | Rimrock Emerging Markets Corporate Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RCEMX